Assets held for sale and discontinued operations - Summary of discontinued operations in the Income Statement (Details) - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of analysis of single amount of discontinued operations [line items]
Operating profit	£ 1,309	£ 1,985
Finance income	234	115
Finance costs	(916)	(800)
Profit before tax	684	1,371
Total profit after tax from discontinued operations	76	65
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Operating profit	0	0
Finance income	5	9
Finance costs	47	61
Profit before tax	52	70
Tax	(1)	(5)
Profit after tax from discontinued operations	51	65
Gain on disposal	25	0
Total profit after tax from discontinued operations	£ 76	£ 65